Stock Options and Other Share-Based Payments (Details 4) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Additional disclosures, restricted stock plan
Stock-based compensation expense (in dollars)	$ 10	$ 5	$ 34	$ 22	$ 18
Restricted shares
Additional disclosures, restricted stock plan
Stock-based compensation expense (in dollars)			5	4	3
Total unrecognized compensation cost (in dollars)			$ 12
LINTA | Restricted shares
Restricted Shares
Outstanding at the beginning of the period (in shares)		1,310,472	1,310,472	1,518,169	1,315,310
Granted (in shares)			657,247	375,160	586,586
Lapsed (in shares)			(490,150)	(443,478)	(322,077)
Forfeited (in shares)			(23,421)	(139,379)	(61,650)
Outstanding at the end of the period (in shares)			1,454,148	1,310,472	1,518,169
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)		$ 9.83	$ 9.83	$ 7.16	$ 3.59
Granted (in dollars per share)			$ 16.84	$ 16.33	$ 12.97
Lapsed (in dollars per share)			$ 8.09	$ 6.39	$ 3.60
Forfeited (in dollars per share)			$ 13.25	$ 8.69	$ 4.83
Outstanding at the end of the period (in dollars per share)			$ 12.75	$ 9.83	$ 7.16
Additional disclosures, restricted stock plan
Weighted average life			2 years 6 months	2 years 1 month 6 days	2 years 7 months 6 days
LVNTA | Restricted shares
Restricted Shares
Granted (in shares)			66,350
Lapsed (in shares)			(461)
Forfeited (in shares)			(347)
Outstanding at the end of the period (in shares)			65,542
Weighted average grant date fair value
Granted (in dollars per share)			$ 31.72
Lapsed (in dollars per share)			$ 22.78
Forfeited (in dollars per share)			$ 36.75
Outstanding at the end of the period (in dollars per share)			$ 31.75
Additional disclosures, restricted stock plan
Weighted average life			2 years 3 months 18 days